AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 2002.
                                                      1933 ACT FILE NO. -____
                                                      1940 ACT FILE NO. 811-4015
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933        [X]

                         PRE-EFFECTIVE AMENDMENT NO. ___        [ ]

                        POST-EFFECTIVE AMENDMENT NO. ___        [ ]


                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MA 02109
          ------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
          THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MA 02109
          ------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                        --------------------------------

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-90946).

                        --------------------------------

Pursuant to Rule 488 under the Securities Act of 1933, it is proposed that this filing will become effective on August 30, 2002.

                         EATON VANCE MUTUAL FUNDS TRUST
                              CROSS-REFERENCE SHEET
             FOR EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

                           ITEMS REQUIRED BY FORM N-14
                           ---------------------------

PART A. INFORMATION REQUIRED IN THE PROSPECTUS

                                                                                            CAPTION IN
ITEM NO.                          ITEM CAPTION                                 PROSPECTUS AND INFORMATION STATEMENT
--------                          ------------                                 ------------------------------------
1.              Beginning of Registration Statement and Outside    COVER PAGE OF REGISTRATION STATEMENT; FRONT COVER PAGE OF
                Front Cover Page of Prospectus                     PROSPECTUS AND INFORMATION STATEMENT

2.              Beginning and Outside Back Cover Page of           TABLE OF CONTENTS
                Prospectus

3.              Fee Table, Synopsis Information, and Risk Factors  SUMMARY; FEES AND EXPENSES; PRINCIPAL RISK FACTORS

4.              Information About the Transaction                  THE REORGANIZATION; COMPARATIVE INFORMATION ON SHAREHOLDER
                                                                   RIGHTS

5.              Information About the Registrant                   PROSPECTUS COVER PAGE; SUMMARY; COMPARISON OF INVESTMENT
                                                                   OBJECTIVES AND POLICIES; COMPARATIVE INFORMATION ON
                                                                   DISTRIBUTION ARRANGEMENTS; SHAREHOLDER SERVICES; FINANCIAL
                                                                   HIGHLIGHTS; EXHIBIT B

6.              Information About the Company Being Acquired       PROSPECTUS COVER PAGE; SUMMARY; COMPARISON OF INVESTMENT
                                                                   OBJECTIVES AND POLICIES; COMPARATIVE INFORMATION ON
                                                                   DISTRIBUTION ARRANGEMENTS; SHAREHOLDER SERVICES; FINANCIAL
                                                                   HIGHLIGHTS

7.              Voting Information                                 NOT APPLICABLE

8.              Interest of Certain Persons and Experts            INTERESTS OF AFFILIATED PERSONS

9.              Additional Information Required for Reoffering     NOT APPLICABLE
                by Persons Deemed to be Underwriters

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                                                      CAPTION IN
ITEM NO.                          ITEM CAPTION                            STATEMENT OF ADDITIONAL INFORMATION
--------                          ------------                            -----------------------------------
10.              Cover Page                                       COVER PAGE

11.              Table of Contents                                NOT APPLICABLE

12.              Additional Information about the Registrant      STATEMENT OF ADDITIONAL INFORMATION OF EATON VANCE
                                                                  TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

13.              Additional Information about the Company Being   STATEMENT OF ADDITIONAL INFORMATION OF EATON VANCE
                 Acquired                                         TAX-MANAGED YOUNG SHAREHOLDER FUND

14.              Financial Statements                             FINANCIAL STATEMENTS OF EATON VANCE TAX-MANAGED
                                                                  MULTI-CAP OPPORTUNITY FUND; FINANCIAL STATEMENTS
                                                                  OF EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND


PART C. OTHER INFORMATION

ITEM NO.                          ITEM CAPTION                                    PART C CAPTION
--------                          ------------                                    --------------
15.              Indemnification                                  INDEMNIFICATION

16.              Exhibits                                         EXHIBITS

17.              Undertakings                                     UNDERTAKINGS

           PROSPECTUS AND INFORMATION STATEMENT DATED AUGUST 30, 2002

                          ACQUISITION OF THE ASSETS OF

                 EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND

                        BY AND IN EXCHANGE FOR SHARES OF

               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

     This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Tax-Managed Young Shareholder Fund ("Young Shareholder Fund"), a series of Eaton Vance Mutual Funds Trust (the "Trust"), which is a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, Young Shareholder Fund will receive, in exchange for all of the assets of that Fund, shares of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund ("Multi-Cap Opportunity Fund"), also a series of the Trust, and Multi-Cap Opportunity Fund will assume all of Young Shareholder Fund's liabilities. Following the transfer, Multi-Cap Opportunity Fund shares will be distributed to shareholders of the Young Shareholder Fund in liquidation of the Young Shareholder Fund, and the Young Shareholder Fund will be terminated. As a result, each shareholder of Young Shareholder Fund will receive Multi-Cap Opportunity Fund shares equal in total value to their holdings in Young Shareholder Fund, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the reorganization contemplated by the Plan ("Reorganization"), which is expected to be September 27, 2002.

     The investment objective of each Fund is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities.

     The Board of Trustees of the Trust (the "Trustees") has determined to merge Young Shareholder Fund into Multi-Cap Opportunity Fund because the Young Shareholder Fund is not large enough to be economically viable and is unlikely to become viable in the foreseeable future as a result of its small asset size and inability to adequately attract new assets. SHAREHOLDERS OF YOUNG SHAREHOLDER FUND ARE NOT BEING ASKED TO VOTE ON THE PLAN OR APPROVE THE REORGANIZATION.

     This Prospectus and Information Statement, which should be retained for future reference, sets forth concisely information about Multi-Cap Opportunity Fund that investors should know before the Reorganization. Additional information is contained in the following documents:

     * The Statement of Additional Information ("SAI") dated August 30, 2002, relating to the Plan, including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, it legally forms a part of this Prospectus and Information Statement). The SAI is available without charge upon request by writing to the distributor of Multi-Cap Opportunity Fund, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling (800) 225-6265.

     * The current prospectus of the Multi-Cap Opportunity Fund ("Multi-Cap Prospectus"), dated March 1, 2002, accompanies this Prospectus and Information Statement, has been filed with the SEC, and is incorporated herein by this reference.

     *    The  current   prospectus  of  the  Young   Shareholder  Fund  ("Young
          Shareholder Prospectus"), dated March 1, 2002, has been filed with the SEC, and is incorporated herein by this reference.

     * Each Fund's current SAI, (i) dated March 1, 2002 (the "Multi-Cap SAI" and the "Young Shareholder SAI", respectively), (ii) Annual Report to Shareholders dated October 31, 2001 ("Annual Report"), and (iii) Semi-Annual Report to Shareholders dated April 30, 2002 ("Semi-Annual Report") have been filed with the SEC and are incorporated herein by this reference.

     You will find and may copy information about each Fund (including the Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

--------------------------------------------------------------------------------
WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                                                               Page
SUMMARY...........................................................................................................1
         The Reorganization.......................................................................................1
         Background for the Reorganization........................................................................2
         Principal Differences Between Young Shareholder Fund and Multi-Cap Opportunity Fund......................2
         Fees and Expenses........................................................................................2
         Distribution Arrangements................................................................................3
         Redemption Procedures and Exchange Privileges............................................................3
         Tax Consequences.........................................................................................3
FEES AND EXPENSES.................................................................................................4
PRINCIPAL RISK FACTORS............................................................................................5
THE REORGANIZATION................................................................................................6
         Reorganization Plan......................................................................................6
         Reasons for the Reorganization...........................................................................7
         Description of the Securities to be Issued...............................................................8
         Federal Income Tax Considerations........................................................................9
         Capitalization...........................................................................................9
         Investment Performance..................................................................................10
         Management's Discussion of Fund Performance.............................................................10
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.................................................................11
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS.............................................................11
SHAREHOLDER SERVICES.............................................................................................11
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS....................................................................11
         General.................................................................................................11
         Shareholder Liability...................................................................................11
INFORMATION REGARDING FIVE PERCENT SHARE OWNERSHIP AND
INTERESTS OF AFFILIATED PERSONS..................................................................................12
         Five Percent Holders....................................................................................12
         Shares Held by Officers and Directors...................................................................13
         Interests of Affiliated Persons.........................................................................13
MISCELLANEOUS....................................................................................................13
         Eaton Vance.............................................................................................13
         Available Information...................................................................................13
         Legal Matters...........................................................................................14
         Experts.................................................................................................14
FINANCIAL HIGHLIGHTS.............................................................................................14
APPENDIX A......................................................................................................A-1
APPENDIX B......................................................................................................B-1
APPENDIX C......................................................................................................C-1

                         EATON VANCE MUTUAL FUNDS TRUST
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                      PROSPECTUS AND INFORMATION STATEMENT
                              DATED AUGUST 30, 2002

                                     SUMMARY


     The following is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan and is qualified by reference to the more complete information contained herein as well as the Multi-Cap Prospectus, which accompanies and is incorporated by reference in this Prospectus and Information Statement and the Young Shareholder Prospectus, which is incorporated by reference herein. Shareholders should read this entire Prospectus and Information Statement carefully. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement and the documents referred to herein.

     The  form  of the  Plan is  attached  to this  Prospectus  and  Information
Statement   as  Appendix   A.  The   transactions   contemplated   by  the  Plan
(collectively, the "Reorganization") are described herein.

     THE REORGANIZATION

     The Trustees of the Trust (including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")) have approved the Plan, pursuant to which Young Shareholder Fund will sell and transfer all of its assets to Multi-Cap Opportunity Fund in exchange for the assumption by Multi-Cap Opportunity Fund of all of Young Shareholder Fund's liabilities and the issuance to Young Shareholder Fund of Multi-Cap Opportunity Fund shares equal to the value of the assets transferred less the liabilities assumed. Young Shareholder Fund will then distribute to its shareholders the Multi-Cap Opportunity Fund shares received in exchange for all outstanding Young Shareholder Fund shares, and Young Shareholder Fund will be dissolved.

     EACH SHAREHOLDER OF THE YOUNG SHAREHOLDER FUND WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF MULTI-CAP OPPORTUNITY FUND EQUAL IN VALUE TO THAT SHAREHOLDER'S SHARES OF YOUNG SHAREHOLDER FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE SEPTEMBER 27, 2002 ("CLOSING DATE"). EACH YOUNG SHAREHOLDER FUND SHAREHOLDER WILL RECEIVE MULTI-CAP OPPORTUNITY FUND SHARES OF A CLASS CORRESPONDING TO THE CLASS OF YOUNG SHAREHOLDER FUND SHARES PREVIOUSLY HELD.

     At or prior to the Closing Date, Young Shareholder Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders' all of its investment company taxable income and all of its net capital gains, if any, realized for the taxable year ending at the Closing Date. The Trustees of the Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization.

     BACKGROUND FOR THE REORGANIZATION

     In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds should produce additional economies of scale, which should help reduce costs per share and, as a result, potentially increase the investment return to Young Shareholder Fund shareholders. Moreover, the Trustees considered that, in light of the Young Shareholder Fund's small size and poor prospects for growth in the longer-term, it was not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage the Young Shareholder Fund in the longer-term. Finally, the Trustees considered possible alternatives to the Reorganization, including possible liquidation of Young Shareholder Fund, and determined that the Reorganization was the best available solution for addressing the poor prospects for longer-term viability. In particular, the Trustees concluded that the merger of Young Shareholder Fund into Multi-Cap Opportunity Fund would permit Young Shareholder Fund shareholders to continue a substantially identical investment on an expected tax-free basis and with likely lower internal ongoing costs.

     PRINCIPAL   DIFFERENCES   BETWEEN  YOUNG  SHAREHOLDER  FUND  AND  MULTI-CAP
OPPORTUNITY FUND

     Both Young Shareholder Fund and Multi-Cap Opportunity Fund are "feeder" funds in the same "master-feeder" structure. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets is referred to herein as the "Multi-Cap Opportunity Portfolio" or the "Portfolio". Because each Fund invests in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Each Fund has identical fundamental and non-fundamental investment policies and restrictions.

     Each Fund avoids investments that it believes may be inappropriate for young investors, such as companies that derive their revenues primarily from adult entertainment, alcoholic beverages or tobacco. While no change to this policy is expected, there is no assurance that the Portfolio will follow this policy subsequent to the Reorganization.

     FEES AND EXPENSES

     The Portfolio pays the investment adviser, Boston Management and Research ("BMR"), a wholly owned subsidiary of Eaton Vance, an investment advisory fee based on the following fee schedule: 0.650% annually of the average daily net assets of the Portfolio up to $500 million; 0.625% annually of the average daily net assets for amounts equal to or greater than $500 million, but less than $1 billion; and 0.600% of the average daily net assets for amounts of $1 billion and over.

     Class A, Class B, Class C and Class D shares of each Fund pay a shareholder service fee of 0.25% of average daily net assets. Class B, Class C and Class D shares of each Fund pay a distribution and service fee pursuant to Rule 12b-1 of the 1940 Act at an annual rate of up to 0.75% of such Fund's average daily net assets.

     The current expense ratio (not taking into account any expense reimbursement by Eaton Vance) of the Young Shareholder Fund is higher than that of Multi-Cap Opportunity Fund. For the most recent semi-annual fiscal period ended April 30, 2002, the ratio of expenses to net assets on an annualized basis was 2.99% for Class A shares and 3.74% for Class B, C and D shares of Young Shareholder Fund and 1.69% for Class A shares and 2.44% for Class B, C and D shares of Multi-Cap Opportunity Fund, respectively. Eaton Vance has voluntarily reimbursed certain expenses of Young Shareholder Fund so that its total ratio of expenses to net assets is currently 1.85% for Class A shares and 2.60% for Class B, Class C and Class D shares. Eaton Vance has also voluntarily reimbursed certain expenses of Multi-Cap Opportunity Fund so that its total ratio of expenses to net assets is currently 1.60% for Class A shares and 2.35% for Class B, Class C and Class D shares. These expense reimbursements are voluntary and can be terminated by Eaton Vance at any time. In the case of Young Shareholder Fund, Eaton Vance believes in the absence of substantial asset growth, which is not expected to occur, this expense reimbursement arrangement is not economically viable in the longer-term and may not be continued. See "Fees and Expenses" below.

     DISTRIBUTION ARRANGEMENTS

     Shares of each Fund are sold on a continuous basis by EVD, the Funds' distributor. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B, Class C and Class D shares of each Fund are sold at net asset value subject to a contingent deferred sales charge ("CDSC"). The Funds' respective sales charges and CDSC schedules are identical. In the Reorganization, Young Shareholder Fund shareholders will receive shares of the corresponding class of Multi-Cap Opportunity Fund. Class A shareholders will not be assessed a sales charge on their receipt of Multi-Cap Opportunity Fund Class A shares in connection with the Reorganization. Class B, Class C and Class D shareholders will be given credit for their holding period in the Young Shareholder Fund in determining any applicable CDSC.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

     Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees. Each Fund has the same exchange privileges.

     TAX CONSEQUENCES

     The Reorganization is not expected to result in the recognition of capital gain or loss to Young Shareholder Fund shareholders or the Young Shareholder Fund. The law firm of Kirkpatrick & Lockhart LLP is expected to issue a tax opinion to that effect. Nevertheless, the Reorganization will be consummated even if it is taxable, which means that Young Shareholder Fund shareholders may be required to recognize for tax purposes a gain or loss depending upon their tax basis (generally, the original purchase price) for Young Shareholder Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of Multi-Cap Opportunity Fund shares received from the Reorganization. Shareholders should consult their tax advisers. See "THE REORGANIZATION - Federal Income Tax Considerations."

                                FEES AND EXPENSES

     Set forth below is a comparison of each Fund's operating expenses for the twelve-month period ended April 30, 2002. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              EACH FUND
                                                      CLASS A         CLASS B          CLASS C          CLASS D
MAXIMUM  SALES CHARGE (LOAD) (AS A % OF OFFERING       5.75             None            None              None
PRICE)
MAXIMUM  DEFERRED  SALES  CHARGE  (AS A % OF THE       None            5.00%            1.00%            5.00%
LOWER OF NET ASSET  VALUE AT TIME OF PURCHASE OR
REDEMPTION)
MAXIMUM  SALES  CHARGE   IMPOSED  ON  REINVESTED       None             None            None              None
DISTRIBUTIONS
EXCHANGE FEE                                           None             None            None              None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND AND PORTFOLIO ASSETS)

                                                                        YOUNG SHAREHOLDER FUND
                                                      CLASS A         CLASS B          CLASS C          CLASS D
MANAGEMENT FEES                                        0.80%           0.80%            0.80%            0.80%
12B-1 FEES                                             0.25%           1.00%            1.00%            1.00%
OTHER EXPENSES+                                        2.47%           2.47%            2.47%            2.47%
TOTAL ANNUAL FUND OPERATING EXPENSES*                  3.52%           4.27%            4.27%            4.27%

* During the period ended April 30, 2002, Total Annual Fund Operating Expenses were 1.65% for Class A and 2.40% for Class B, Class C, and Class D due to expense reimbursements by Eaton Vance. This fee reduction could be terminated at any time.

                                                                      MULTI-CAP OPPORTUNITY FUND
                                                      CLASS A         CLASS B          CLASS C          CLASS D
MANAGEMENT FEES                                        0.80%           0.80%            0.80%            0.80%
12B-1 FEES                                             0.25%           1.00%            1.00%            1.00%
OTHER EXPENSES+                                        0.81%           0.81%            0.81%            0.81%
TOTAL ANNUAL FUND OPERATING EXPENSES**                 1.86%           2.61%            2.61%            2.61%

** During the period ended April 30, 2002, Total Annual Fund Operating Expenses were 1.53% for Class A and 2.28% for Class B, Class C, and Class D due to expense reimbursements by Eaton Vance. This fee reduction could be terminated at any time.

                                                                       PRO FORMA COMBINED FUND
                                                      CLASS A         CLASS B          CLASS C          CLASS D
MANAGEMENT FEES                                        0.80%           0.80%            0.80%            0.80%
12B-1 FEES                                             0.25%           1.00%            1.00%            1.00%
OTHER EXPENSES+                                        0.79%           0.79%            0.79%            0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.84%           2.59%            2.59%            2.59%

+ "Other Expenses" are based on each Fund's expenses for the past fiscal year.

     EXAMPLE

     These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 YEAR            3 YEARS           5 YEARS          10 YEARS
YOUNG SHAREHOLDER FUND
   Class A shares                                      $909              $1,593            $2,296           $4,149
   Class B shares                                       929               1,695             2,374            4,275
   Class C shares                                       529               1,295             2,174            4,429
   Class D shares                                       929               1,695             2,374            4,275
MULTI-CAP OPPORTUNITY FUND
   Class A shares                                      $753              $1,126            $1,523           $2,629
   Class B shares                                       764               1,211             1,585            2,762
   Class C shares                                       364                 811             1,385            2,944
   Class D shares                                       764               1,211             1,585            2,762
PRO FORMA COMBINED FUND
   Class A shares                                      $751              $1,120            $1,513           $2,609
   Class B shares                                       762               1,205             1,575            2,742
   Class C shares                                       362                 805             1,375            2,925
   Class D shares                                       762               1,205             1,575            2,742

You would pay the following expenses if you did not redeem your shares:

                                                     1 YEAR            3 YEARS           5 YEARS          10 YEARS
YOUNG SHAREHOLDER FUND
   Class A Shares                                      $909              $1,593            $2,296           $4,149
   Class B Shares                                       429               1,295             2,174            4,275
   Class C Shares                                       429               1,295             2,174            4,429
   Class D Shares                                       429               1,295             2,174            4,275
MULTI-CAP OPPORTUNITY FUND
   Class A Shares                                      $753              $1,126            $1,523           $2,629
   Class B Shares                                       264                 811             1,385            2,762
   Class C Shares                                       264                 811             1,385            2,944
   Class D Shares                                       264                 811             1,385            2,762
PRO FORMA COMBINED FUND
   Class A shares                                      $751              $1,120            $1,513           $2,609
   Class B shares                                       262                 805             1,375            2,742
   Class C shares                                       262                 805             1,375            2,925
   Class D shares                                       262                 805             1,375            2,742

                             PRINCIPAL RISK FACTORS

     Because each Fund invests in the same Portfolio and has the same investment objective and policies, they are subject to substantially identical risks.

     Most of the performance of both Young Shareholder Fund and Multi-Cap Opportunity Fund depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The Funds' performance may also suffer if certain stocks do not perform as the portfolio manager expected.

     The Portfolio is subject to risks associated with investing in large-cap companies, which, at times, may lag behind other types of stocks in performance. This could cause each Fund to perform worse than certain other funds over a given time period. The Portfolio may also invest in smaller and emerging companies, which are subject to greater price fluctuation, limited liquidity, higher transaction costs and investment risk than securities of more established companies. Securities subject to restrictions on resale are often less liquid and more difficult to value.

     Because the Portfolio may invest in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates, foreign tax laws (including withholding tax), government policies, relations between nations and trading, settlement, custodial and other operational risks and other developments abroad. Foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. In addition, any use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio.

     Shareholders should consult the Multi-Cap Prospectus, Multi-Cap SAI, Young Shareholder Prospectus and Young Shareholder SAI, each as supplemented, for a more thorough discussion of the risks of investing in the Funds.

                               THE REORGANIZATION

     REORGANIZATION PLAN

     The Plan for the Young Shareholder Fund provides that, at the Closing Date, Multi-Cap Opportunity Fund will acquire all of the assets of Young Shareholder Fund in exchange for the issuance of Multi-Cap Opportunity Fund shares to Young Shareholder Fund, and the Multi-Cap Opportunity Fund will assume all of the liabilities of Young Shareholder Fund. The Young Shareholder Fund assets to be acquired will consist of Young Shareholder Fund's share of the securities and other assets held by the Portfolio. The value of Class A, Class B, Class C and/or Class D shares issued to the Young Shareholder Fund by the Multi-Cap Opportunity Fund will be the same as the value of Class A, Class B, Class C and/or Class D shares that the Young Shareholder Fund has outstanding on the Closing Date. The Multi-Cap Opportunity Fund shares received by the Young Shareholder Fund will be distributed to Young Shareholder Fund shareholders in exchange for their Young Shareholder Fund shares. Each Young Shareholder Fund shareholder will receive shares of the corresponding class of Multi-Cap Opportunity Fund equal in value to those of Young Shareholder Fund held by such shareholder.

     Multi-Cap Opportunity Fund will assume all liabilities, expenses, costs, charges and reserves of Young Shareholder Fund on the Closing Date. At or prior to the Closing Date, the Young Shareholder Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Young Shareholder Fund's shareholders all of Young Shareholder Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing Date.

     At or as soon as practicable after the Closing Date, the Young Shareholder Fund will liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional Multi-Cap Opportunity Fund Class A, Class B, Class C and/or Class D shares equal in value to the Young Shareholder Fund shares outstanding. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of Multi-Cap Opportunity Fund in the name of each shareholder of Young Shareholder Fund, representing the respective pro rata number of full and fractional Multi-Cap Opportunity Fund Class A, Class B, Class C and/or Class D Shares due such shareholder. All of Multi-Cap Opportunity Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of Multi-Cap Opportunity Fund at the price in effect as described in Multi-Cap Opportunity Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     Accordingly, immediately after the Reorganization, each former shareholder of Young Shareholder Fund shares will own shares of Multi-Cap Opportunity Fund equal to the value of that shareholder's Young Shareholder Fund shares immediately prior to the Reorganization. Moreover, because shares of Multi-Cap Opportunity Fund will be issued at net asset value in exchange for the net assets of Young Shareholder Fund that will equal the aggregate value of those shares, the net asset value per share of Multi-Cap Opportunity Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account in either Fund. However, in general, the Reorganization will substantially reduce the percentage ownership of each Young Shareholder Fund shareholder in the Multi-Cap Opportunity Fund below such shareholder's current percentage ownership in Young Shareholder Fund. Although the shareholder will have the same dollar amount invested initially in Multi-Cap Opportunity Fund that he or she had invested in Young Shareholder Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

     Any transfer taxes payable on issuance of shares of Multi-Cap Opportunity Fund in a name other than that of the registered holder of the shares on the books of Young Shareholder Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Young Shareholder Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

     The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, Trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2002. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

     Pursuant to certain voluntary  expense  reimbursement  arrangements,  it is
anticipated   that  Eaton   Vance  will  bear  all   expenses   related  to  the
Reorganization.

     REASONS FOR THE REORGANIZATION

     The Reorganization has been considered by the Trustees of the Trust. In reaching a decision, the Trustees, including a majority of the Independent Trustees, concluded that the Reorganization would be in the best interests of Young Shareholder Fund and Multi-Cap Opportunity Fund, respectively, and that the interests of shareholders in Young Shareholder Fund and Multi-Cap
Opportunity  Fund,  respectively,  will  not  be  diluted  as a  result  of  the

Reorganization. In recommending the Reorganization, Eaton Vance indicated that the Reorganization would eliminate the expense of maintaining Young Shareholder Fund as a separate series of the Trust (i.e., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), producing economies of scale in Multi-Cap Opportunity Fund and making it more marketable, and eliminating the need for further expense reimbursements with respect to Young Shareholder Fund.

     In considering the Reorganization, the Trustees considered the following factors, among others:

     (1) the small asset base of Young Shareholder Fund, its failure to attract new assets and its poor prospects for asset growth in the longer-term;

     (2) the effect of the Reorganization will be to allow Young Shareholder Fund shareholders to continue their investments in a substantially identical Eaton Vance Fund having an identical investment strategy with a minimum administrative burden to shareholders;

     (3) the Reorganization is expected to be tax-neutral to investors;

     (4) the absence of any need to engage in investment portfolio restructuring because of the identical investment objectives and strategies of Young Shareholder Fund and Multi-Cap Opportunity Fund and their investment in the same Portfolio;

     (5) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

     (6) alternatives to the proposed transactions, including simple liquidation of the Young Shareholder Fund or maintaining the status quo;

     (7) the effect of the Reorganization on the expense ratio of Multi-Cap Opportunity Fund, namely, that the Reorganization will permit the fixed costs of Multi-Cap Opportunity Fund to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced, based upon the Fund's current fee structure;

     (8) Eaton Vance has voluntarily capped the expenses of each participating Fund, and would thus effectively bear the costs of the Reorganization;

     (9) the benefit to Eaton Vance and shareholders due to the elimination of the need to reimburse Young Shareholder Fund for expenses exceeding the Fund's voluntary expense caps; and

     (10) the potential benefit to Eaton Vance due to the possible decrease in the expenses of Multi-Cap Opportunity Fund.

     DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company, and the Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (without par value). Full and fractional Class A, Class B, Class C and/or Class D shares of Multi-Cap Opportunity Fund will be distributed to Young Shareholder Fund shareholders in accordance with the procedures under the Plan. Each Multi-Cap Opportunity Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees of the Trust may grant in their discretion.

     FEDERAL INCOME TAX CONSIDERATIONS

     It is expected that the Reorganization should qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code of 1986, as amended, which is expected to be confirmed by the legal opinion of Kirkpatrick & Lockhart LLP at the Closing Date. Accordingly, shareholders of Young Shareholder Fund should not recognize any capital gain or loss, and Young Shareholder Fund's assets and capital loss carryforwards should be transferred to Multi-Cap Opportunity Fund without recognition of gain or loss.

     It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to Young Shareholder Fund's shareholders depending upon their tax basis (generally, the original purchase price) for the Young Shareholder Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of Multi-Cap Opportunity Fund received in the Reorganization. Shareholders of Young Shareholder Fund would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of Multi-Cap Opportunity Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

     Shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

     CAPITALIZATION

     The following table (which is unaudited) sets forth the capitalization of Multi-Cap Opportunity Fund and Young Shareholder Fund as of April 30, 2002, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                                                  NET ASSET VALUE
                                          NET ASSETS              PER SHARE                 SHARES OUTSTANDING
                                          ----------              ---------                 ------------------
MULTI-CAP OPPORTUNITY FUND
   Class A                                $ 16,634,649             $ 9.75                   1,706,900
   Class B                                  14,577,892               9.56                   1,525,356
   Class C                                  15,556,880               9.57                   1,625,725
   Class D                                   1,275,421              10.53                     121,083
YOUNG SHAREHOLDER FUND
   Class A                                $ 3,608,377              $11.70                     308,315
   Class B                                  2,361,110               11.52                     204,926
   Class C                                  1,836,234               11.51                     159,502
   Class D                                    105,195               11.11                       9,467
PRO FORMA COMBINED
   Class A                                $ 20,243,026             $  9.75                  2,076,990
   Class B                                  16,939,002                9.56                  1,772,334
   Class C                                  17,393,114                9.57                  1,817,599
   Class D                                   1,380,616               10.53                    131,073

     INVESTMENT PERFORMANCE

     The following bar chart and table provide information about the performance of Multi-Cap Opportunity Fund. The returns in the bar chart are for Class A shares for the calendar year through December 31, 2001 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of a broad-based, unmanaged market index of common stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

    -8.78%          The highest  quarterly  total  return for Class A was 24.00%
--------------      for the quarter  ended  December  31,  2001,  and the lowest
     2001           quarterly return was -23.02% for the quarter ended September
                    30, 2001. The year-to-date total return through the end of the most recent calendar quarter (January 1, 2002 through June 30, 2002) was -14.49%.

Average Annual Total Returns as of December 31, 2001                                              One Year     Life of Fund
----------------------------------------------------------------------------------------------- ------------- ----------------
Class A Return Before Taxes                                                                       -14.06%         -6.06%
Class A Return After Taxes on Distributions                                                       -14.06%         -6.06%
Class A Return After Taxes on Distributions and the Sale of Class A Shares                         -8.56%         -4.83%
Class B Return Before Taxes                                                                       -14.05%         -6.70%
Class C Return Before Taxes                                                                       -10.42%         -3.34%
Class D Return Before Taxes                                                                       -13.51%         -6.31%
Standard & Poor's 500 Composite Index (reflects no deduction for fees, expenses or taxes)         -11.88%         -13.42%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B, Class C and Class D shares will vary from after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions is the same as Class A Return Before Taxes because no distributions were paid on Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A Shares is higher than the Class A Return After Taxes on Distributions because of realized losses. The Class D performance shown above for the period prior to March 13, 2001, is the performance of Class B shares, adjusted for the sales charge that applies to Class D shares (but not adjusted for any other differences in the expenses of the classes). Class A commenced operations on June 30, 2000, Class B and Class C commenced operations on July 10, 2000 and Class D commenced operations on March 13, 2001. Life of Fund returns are calculated from June 30, 2000 for Class A and from July 31, 2000 for Class B, Class C and Class D. The Standard & Poor's 500 Composite Index is a broad-based, unmanaged index of common stocks. Investors cannot invest directly in an Index. (Source for the S&P 500 Composite Index: Lipper Inc.)

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The total returns of Multi-Cap Opportunity Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in the Fund's Annual Report dated October 31, 2001, relevant portions of which are attached hereto as Appendix C and such portions are incorporated by reference herein.

     The performance of Young Shareholder Fund is described under the caption "Management's Discussion" in the Annual Report of Young Shareholder Fund for the year ended October 31, 2001, which was previously mailed to Young Shareholder Fund shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     As described in the "Summary," the investment objectives and policies of each Fund are identical. More complete information regarding the Funds'
investment objectives and policies is set forth in the Multi-Cap Prospectus (enclosed herewith) and the Young Shareholder Prospectus, both of which are incorporated herein by reference, and in the Multi-Cap SAI and Young Shareholder SAI, both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs, as supplemented, for a more thorough comparison.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as distributor (principal underwriter) for each Fund, pursuant to Distribution Agreements. For its services as underwriter, EVD generally receives fees for sales of shares. With respect to Class A shares, these fees are paid by investors at the time they purchase shares. Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the Multi-Cap Opportunity Fund shares received by the Young Shareholder Fund shareholders pursuant to the Reorganization. Class B and Class D shares are sold at net asset value, but are subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. Class C shares are sold at net asset value, but are subject to a 1% CDSC if redeemed within one year of purchase. Class B, Class C and Class D shareholders will be given credit for their holding period in the Young Shareholder Fund in determining any applicable CDSC.

     Each Fund has adopted a Service Plan for its Class A shares to make payments for personal services and/or the maintenance of shareholder accounts and has also adopted a compensation-type Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class B, C and D shares. These plans and other information regarding the distribution arrangements of each Fund are described in greater detail in the Multi-Cap Prospectus (enclosed herewith) and the Young Shareholder Prospectus, both of which are incorporated by reference herein.

                              SHAREHOLDER SERVICES

     There are no differences in the shareholder services offered by the Funds. For more detailed information about how shares may be purchased, redeemed, or exchanged, see the Multi-Cap Prospectus enclosed herewith and incorporated by reference herein.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL

     Each Fund is a separate series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust, governed by a Declaration of Trust dated May 17, 1984, as amended and by applicable Massachusetts law.

     SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and other series of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. Indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the Trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

     Copies of the  Declaration  of Trust may be  obtained  from the Trust  upon
written  request  at  its  principal   office  or  from  the  Secretary  of  the
Commonwealth of Massachusetts.

                         INTERESTS OF AFFILIATED PERSONS

     FIVE PERCENT HOLDERS

     As of July 25, 2002, the following record owner(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) by record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

                           MULTI-CAP OPPORTUNITY FUND

CLASS A HOLDERS
         Eaton Vance Management                                                    Boston, MA                  5.9%

CLASS B HOLDERS
         Merrill Lynch, Pierce, Fenner & Smith                                     Jacksonville, FL           12.0%

CLASS C HOLDERS
         Merrill Lynch, Pierce, Fenner & Smith                                     Jacksonville, FL           17.5%

CLASS D HOLDERS
         National Investor Services                                                New York, NY               25.5%
         PaineWebber FBO Shawn P. Burns Irrevocable Trust                          Detroit, MI                 6.0%

                             YOUNG SHAREHOLDER FUND

CLASS A HOLDERS
         Janney Montgomery Scott LLC                                               Philadelphia, PA            8.8%

CLASS B HOLDERS
         No 5% Holders

CLASS C HOLDERS
         Merrill Lynch, Pierce, Fenner & Smith                                     Jacksonville, FL            7.9%

CLASS D HOLDERS
         PaineWebber FBO Shawn P. Burns Irrevocable Trust                          Detroit, MI                45.0%
         Hanks Electric Inc.                                                       Orem, UT                   19.3%

     Beneficial  owners of 25% or more of a Class are  presumed to be in control
of  the  Class  for  purposes  of  voting  on  certain   matters   submitted  to
shareholders.

     SHARES HELD BY OFFICERS AND DIRECTORS

     As of July 25, 2002, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

     INTERESTS OF AFFILIATED PERSONS

     BMR as  investment  manager,  Eaton  Vance  as  administrator,  and  EVD as distributor of the Funds may be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, legal, and shareholder reporting, that are involved in maintaining Young Shareholder Fund as a separate series of the Trust. BMR, Eaton Vance and EVD anticipate that this will produce economies of scale in Multi-Cap Opportunity Fund and make Multi-Cap Opportunity Fund more marketable, as well as eliminate the need for further expense reimbursements with respect to Young Shareholder Fund. The SEC staff has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal rule governing affiliated mutual fund combinations.

                                  MISCELLANEOUS

     EATON VANCE

     Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and of mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

     AVAILABLE INFORMATION

     Information about Multi-Cap Opportunity Fund is included in the current Multi-Cap Prospectus dated March 1, 2002, a copy of which is included herewith and incorporated by reference herein. Additional information about Multi-Cap Opportunity Fund is included in the Multi-Cap SAI dated March 1, 2002. The Multi-Cap SAI has been filed with the SEC and is incorporated by reference herein. Copies of the Multi-Cap SAI may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265. Information concerning the operations and management of the Young Shareholder Fund is incorporated herein by reference from the current Young Shareholder Prospectus and Young Shareholder SAI, each dated March 1, 2002, additional copies of which may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling
(800) 225-6265.

     You will find and may copy information about each Fund (including the prospectuses, SAIs and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as the following regional offices: Northeast Regional Office, 233 Broadway, New York, New York 10279; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

     LEGAL MATTERS

     Certain legal matters in connection with the issuance of Multi-Cap Opportunity Fund shares as part of the Reorganization will be passed upon by counsel to the Trust.

     EXPERTS

     The audited financial statements of Multi-Cap Opportunity Fund and Young Shareholder Fund, incorporated by reference in the SAI, have been audited by Deloitte & Touche LLP, the Funds' independent auditors, to the extent indicated in their reports thereon, which are included in the Annual Report to shareholders of Multi-Cap Opportunity Fund and Young Shareholder Fund for the fiscal year ended October 31, 2001. The financial statements of Multi-Cap Opportunity Fund and Young Shareholder Fund audited by Deloitte & Touche LLP for fiscal year 2001 have been incorporated by reference in the SAI in reliance on their reports given on their authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     For a table of the financial highlights of Multi-Cap Opportunity Fund, see "Financial Highlights" in the Multi-Cap Prospectus enclosed herewith and incorporated by reference herein. The most recent financial highlights of Multi-Cap Opportunity Fund included in the Trust's Semi-Annual Report to Shareholders for the period ended April 30, 2002, are attached as Appendix B. This information is derived from and should be read in conjunction with the financial statements of Multi-Cap Opportunity Fund and notes thereto, included in the Fund's Annual Report to Shareholders for the period ended October 31, 2001, which are incorporated by reference into the SAI together with the report of the independent auditors, Deloitte & Touche, LLP, thereon.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this day of , 2002, by and between Eaton Vance Mutual Funds Trust, a Massachusetts business trust ("Mutual Funds Trust"), on behalf of its series Eaton Vance Tax-Managed Young Shareholder Fund ("Young Shareholder Fund"), and Mutual Funds Trust, on behalf of its series Eaton Vance Tax-Managed Multi-Cap Opportunity Fund ("Multi-Cap Opportunity Fund").

                                   WITNESSETH:

     WHEREAS, Mutual Funds Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Young Shareholder and Multi-Cap Opportunity Funds), and the Trustees of Mutual Funds Trust have divided the shares of Young Shareholder Fund and Multi-Cap Opportunity Fund into multiple classes, including Class A, Class B, Class C and Class D shares ("Young Shareholder Fund Shares" and "Multi-Cap Opportunity Fund Shares");

     WHEREAS, Young Shareholder Fund and Multi-Cap Opportunity Fund currently invest all of their assets in Tax-Managed Multi-Cap Opportunity Portfolio (the "Multi-Cap Opportunity Portfolio" or the "Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to the Multi-Cap Opportunity Portfolio;

     WHEREAS, Mutual Funds Trust desires to provide for the reorganization of Young Shareholder Fund through the acquisition by Multi-Cap Opportunity Fund of substantially all of the assets of Young Shareholder Fund in exchange for Multi-Cap Opportunity Fund Shares in the manner set forth herein and Multi-Cap Opportunity Fund's assumption of all of the liabilities of Young Shareholder Fund; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.   DEFINITIONS

     1.1  The term "1933 Act" shall mean the Securities Act of 1933, as amended.

     1.2 The term "1934 Act" shall mean the Securities Exchange Act of 1934, as amended.

     1.3  The  term   "Agreement"   shall  mean  this   Agreement  and  Plan  of
          Reorganization.

     1.4 The term "Assumed Liabilities" shall mean all liabilities, expenses, costs, charges and receivables of Young Shareholder Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date. Included therein for the Multi-Cap Opportunity Fund Class B, Class C and Class D shall be the uncovered distribution charges under the Young Shareholder Fund Class B, Class C and Class D Distribution Plans, or, if lower, the amount of contingent deferred sales charges that would be paid by all Young Shareholder Class B, Class C and Class D shareholders if they redeemed on the Closing Date; such amount shall be treated as uncovered distribution charges under the Multi-Cap Opportunity Fund Class B, Class C and Class D Distribution Plans.

     1.5 The term "Business Day" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

     1.6 The term "Close of Trading on the NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

     1.7  The  term  "Closing"   shall  mean  the  closing  of  the  transaction
          contemplated by this Agreement.

     1.8 The term "Closing Date" shall mean the first Monday following receipt of all necessary regulatory approvals or such other date as may be agreed by the parties on which the Closing is to take place.

     1.9  The  term   "Commission"   shall  mean  the  Securities  and  Exchange
          Commission.

     1.10 The term "Custodian" shall mean Investors Bank & Trust Company.

     1.11 The term "Delivery  Date" shall mean the date  contemplated by Section
          3.3 of this Agreement.

     1.12 The term "Information Statement" shall mean the combined prospectus and information statement furnished to the Young Shareholder Fund shareholders in connection with this transaction.

     1.13 The term "Mutual Funds Trust N-1A" shall mean the registration statement, as amended, on Form N-1A of Mutual Funds Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

     1.14 The term "Mutual Funds Trust N-14" shall mean Mutual Funds Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and registers the Multi-Cap Opportunity Fund Shares to be issued in connection with the transactions.

     1.15 The term "NYSE" shall mean the New York Stock Exchange.

     1.16 The term "Valuation Date" shall mean the Business Day preceding the Closing Date.

2.   TRANSFER AND EXCHANGE OF ASSETS

     2.1 Transfer of Assets of Young Shareholder Fund. At the Closing, Mutual Funds Trust shall transfer all of the assets of Young Shareholder Fund and assign all Assumed Liabilities to Multi-Cap Opportunity Fund, and Multi-Cap Opportunity Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by Multi-Cap Opportunity Fund to Young Shareholder Fund on the Closing Date of Class A, Class B, Class C and Class D Multi-Cap Opportunity Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. Upon delivery of the assets, Multi-Cap Opportunity Fund will receive good and marketable title thereto free and clear of all liens.

     2.2 Computation of Net Asset Value. The net asset value per share of the Multi-Cap Opportunity Fund Shares and the net value of the assets of Young Shareholder Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the Multi-Cap Opportunity Fund Shares shall be computed in the manner set forth in the Mutual Funds Trust Form N-1A.

               In determining the value of the assets transferred by Young Shareholder Fund to Multi-Cap Opportunity Fund, such assets shall be priced in accordance with the policies and procedures described in the Mutual Funds Trust N-1A. All such computations shall be subject to review, in the discretion of Mutual Funds Trust's Treasurer, by Deloitte & Touche LLP, Mutual Funds Trust's auditors.

3.   CLOSING DATE, VALUATION DATE AND DELIVERY

     3.1 Closing Date. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

     3.2 Valuation Date. Pursuant to Section 2.2, the net value of the assets of Young Shareholder Fund and the net asset value per share of
          Multi-Cap Opportunity Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Mutual Funds Trust with respect to Young Shareholder Fund will be permanently closed, and sales of Young Shareholder Fund Shares shall be suspended, as of the close of business of Mutual Funds Trust on the Valuation Date. Redemption requests thereafter received by Mutual Funds Trust with respect to Young Shareholder Fund shall be deemed to be redemption requests for Multi-Cap Opportunity Fund Shares to be distributed to shareholders of Young Shareholder Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

               In the event that trading on the NYSE or on another exchange or market on which securities held by Multi-Cap Opportunity Portfolio shall be disrupted on the Valuation Date so that, in the judgment of the Trust, accurate appraisal of the net assets of Young Shareholder Fund to be transferred hereunder or the assets of Multi-Cap
          Opportunity Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

     3.3 Delivery of Assets. After the close of business on the Valuation Date, Mutual Funds Trust shall issue instructions providing for the delivery of all assets of Young Shareholder Fund to the Custodian to be held for the account of Multi-Cap Opportunity Fund, effective as of the Closing.

4.   YOUNG SHAREHOLDER FUND DISTRIBUTIONS AND TERMINATION

          As soon as reasonably practicable after the Closing Date, Mutual Funds Trust shall pay or make provisions for the payment of the remaining debts and taxes, if any, of Young Shareholder Fund and distribute all remaining assets, if any, to shareholders of Young Shareholder Fund, and Young Shareholder Fund shall thereafter be terminated under Massachusetts law.

          At, or as soon as may be practicable following the Closing Date, Mutual Funds Trust on behalf of Young Shareholder Fund shall distribute the Class A, Class B, Class C and Class D Multi-Cap Opportunity Fund Shares it received from the Multi-Cap Opportunity Fund to the shareholders of the Young Shareholder Fund and shall instruct Multi-Cap Opportunity Fund as to the amount of the pro rata interest of each of Young Shareholder Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Mutual Funds Trust), to be registered on the books of Multi-Cap Opportunity Fund, in full and fractional Multi-Cap Opportunity Fund Shares, in the name of each such shareholder, and Multi-Cap Opportunity Fund agrees promptly to transfer the Multi-Cap Opportunity Fund Shares then credited to the account of Young Shareholder Fund on the books of Multi-Cap Opportunity Fund to open accounts on the share records of Multi-Cap Opportunity Fund in the names of Young Shareholder Fund shareholders in accordance with said instruction. Each Young Shareholder Fund shareholder shall receive shares of the class of Multi-Cap Opportunity Fund to the corresponding class of Young Shareholder Fund held by such shareholder. All issued and outstanding Young Shareholder Fund Shares shall thereupon be canceled on the books of Mutual Funds Trust. Multi-Cap Opportunity Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of Young Shareholder Fund as a designated series of shares of Mutual Funds Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.   LIABILITIES AND EXPENSES

          Multi-Cap Opportunity Fund shall acquire all liabilities of Young Shareholder Fund, whether known or unknown, or contingent or determined existing as of the Closing Date. Mutual Funds Trust will discharge all known liabilities of Young Shareholder Fund, so far as may be possible, prior to the Closing Date. Young Shareholder Fund and Multi-Cap Opportunity Fund shall bear their respective expenses, in connection with carrying out this Agreement.

6.   MULTI-CAP OPPORTUNITY PORTFOLIO'S REPRESENTATIONS AND WARRANTIES

          The Multi-Cap Opportunity Portfolio hereby represents, warrants and agrees as follows:

     6.1 Legal Existence. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

     6.2 Registration under 1940 Act. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     6.3 Financial Statements. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated October 31, 2001 (audited) and April 30, 2002 (unaudited) fairly present the financial condition of the Portfolio as of said date in conformity with generally accepted accounting principles.

     6.4 No Material Events. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

     6.5 Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on June 18, 2002.

     6.6 No Material Violations. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

     6.7 Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended October 31, 2001 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

     6.8 Good and Marketable Title. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

     6.9 Books and Records. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7.   MUTUAL FUNDS TRUST'S REPRESENTATIONS AND WARRANTIES

          Mutual Funds Trust, on behalf of Young Shareholder and Multi-Cap Opportunity Funds, hereby represents, warrants and agrees as follows:

     7.1 Legal Existence. Mutual Funds Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of Young Shareholder Fund and Multi-Cap Opportunity Fund is a validly existing series of Mutual Funds Trust. Mutual Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of Multi-Cap Opportunity Fund.

     7.2 Registration under 1940 Act. Mutual Funds Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     7.3 Financial Statements. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Young Shareholder Fund and Multi-Cap Opportunity Fund dated October 31, 2001 (audited) and April 30, 2002 (unaudited), fairly present the financial condition of Young Shareholder Fund and Multi-Cap Opportunity Fund as of said dates in conformity with generally accepted accounting principles and there have been no material adverse changes since the dates thereof.

     7.4 No Contingent Liabilities. There are no known contingent liabilities of Young Shareholder Fund or Multi-Cap Opportunity Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Mutual Funds Trust threatened, against either of Young Shareholder Fund or Multi-Cap Opportunity Fund that would materially affect its financial condition.

     7.5 Requisite Approvals. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Mutual Funds Trust by vote taken at a meeting of such Board duly called and held on June 18, 2002. No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Mutual Funds Trust and is a valid and legally binding obligation of each of Multi-Cap Opportunity Fund and Young Shareholder Fund enforceable in accordance with its terms.

     7.6 No Material Violations. Mutual Funds Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of Mutual Funds Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Mutual Funds Trust is a party or by which it is bound.

     7.7 Taxes and Related Filings. Except where failure to do so would not have a material adverse effect on Young Shareholder Fund or Multi-Cap Opportunity Fund (i) each of Young Shareholder Fund and Multi-Cap
          Opportunity Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended October 31, 2001 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of Young Shareholder Fund and Multi-Cap Opportunity Fund has elected to be treated as a "regulated investment company" under
          Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

     7.8 Mutual Funds Trust N-1A Not Misleading. The Mutual Funds Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.   CONDITIONS PRECEDENT TO CLOSING

          The obligations of the parties hereto shall be conditioned on the following:

     8.1 Representations and Warranties. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

     8.2 Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 Registration Statement. The Mutual Funds Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Mutual Funds Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement has been delivered to each shareholder of record of Young Shareholder's Fund as of , 2002 in accordance with the provisions of the 1934 Act and the rules thereunder.

     8.4 Declaration of Dividend. Mutual Funds Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to Young Shareholder Fund shareholders all of Young Shareholder Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Young Shareholder Fund, all of its net capital gain realized in the final taxable period of Young Shareholder Fund (after reduction for any capital loss carryforward) and all of the excess of
          (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Young Shareholder Fund.

     8.5  State Securities Laws. The parties shall have received all permits and
          other   authorizations   necessary  under  state  securities  laws  to
          consummate the transactions contemplated herein.

     8.6 Performance of Covenants. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

     8.7  Due   Diligence.   Mutual  Funds  Trust  shall  have  had   reasonable
          opportunity to have its officers and agents review the records of Multi-Cap Opportunity Portfolio.

     8.8 No Material Adverse Change. From the date of this Agreement, through the Closing Date, there shall not have been:

          (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Young Shareholder Fund or Multi-Cap Opportunity Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

          (2) any loss (whether or not covered by insurance) suffered by Young Shareholder Fund or Multi-Cap Opportunity Fund materially and adversely affecting Young Shareholder Fund or Multi-Cap Opportunity Fund, other than depreciation of securities;

          (3) issued by Mutual Funds Trust to any person any option to purchase or other right to acquire shares of any class of Young Shareholder Fund or Multi-Cap Opportunity Fund Shares (other than in the ordinary course of Mutual Funds Trust's business as an open-end management investment company);

          (4) any indebtedness incurred by Multi-Cap Opportunity Portfolio for borrowed money or any commitment to borrow money entered into by Multi-Cap Opportunity Portfolio except as permitted in Mutual Funds Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

          (5) any amendment to the Declaration of Trust or By-Laws of Mutual Funds Trust that will adversely affect the ability of Mutual Funds Trust to comply with the terms of this Agreement; or

          (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Multi-Cap Opportunity Portfolio except as provided in Mutual Funds Trust N-1A so long as it will not prevent Mutual Funds Trust from complying with Section 7.8.

     8.11 Lawful Sale of Shares. On the Closing Date, Multi-Cap Opportunity Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Mutual Funds Trust, and conform in all substantial respects to the description thereof contained in the Mutual Funds Trust N-14 and Information Statement furnished to the Young Shareholder Fund shareholders, and the Multi-Cap Opportunity Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Mutual Funds Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

     8.12 Documentation and Other Actions. Mutual Funds Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.   ADDRESSES

          All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Mutual Funds Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Chief Legal Officer), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.  TERMINATION

          This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before December 31, 2002. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.  MISCELLANEOUS

          This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Mutual Funds Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Mutual Funds Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.  PUBLICITY

          Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Mutual Funds Trust shall determine.

13.  AMENDMENTS

          At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.  MASSACHUSETTS BUSINESS TRUST

          References in this Agreement to Mutual Funds Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Mutual Funds Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Mutual Funds Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Mutual Funds Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                                 EATON VANCE MUTUAL FUNDS TRUST
                                        (on behalf of Eaton Vance Tax-Managed
                                        Young Shareholder Fund)


                                        By:
------------------------------------       -------------------------------------
Secretary                                  President


                                        EATON VANCE MUTUAL FUNDS TRUST
                                        (on behalf of Eaton Vance Tax-Managed
                                        Multi-Cap Opportunity Fund)


                                        By:
------------------------------------       -------------------------------------
Secretary                                  President


                                        TAX-MANAGED MULTI-CAP OPPORTUNITY
                                        PORTFOLIO


                                        By:
------------------------------------       -------------------------------------
Secretary                                  President
                                           (For purposes of Section 6 only)

                                   APPENDIX B
                              FINANCIAL HIGHLIGHTS
   (FROM EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND SEMI-ANNUAL REPORT
                      TO SHAREHOLDERS DATED APRIL 30, 2002)

                                                     Six Months Ended April 30, 2002
                                                             (Unaudited)(3)
                                               ---------- ---------- ----------- ----------
                                                Class A    Class B    Class C     Class D
                                               ---------- ---------- ----------- ----------
NET ASSET VALUE - BEGINNING OF YEAR             $8.380     $8.260      $8.270     $9.100
                                                ------     ------      ------     ------
Income (loss) from operations
Net investment loss                            $(0.062)   $(0.095)    $(0.096)   $(0.106)
Net realized and unrealized gain (loss)          1.432      1.395      1.396       1.536
                                                ------     ------      ------     ------
TOTAL INCOME (LOSS) FROM OPERATIONS             $1.370     $1.300      $1.300     $1.430
                                                ------     ------      ------     ------
NET ASSET VALUE - END OF YEAR                   $9.750     $9.560      $9.570     $10.530
                                                ======     ======      ======     =======
TOTAL RETURN(4)                                 16.35%     15.74%      15.72%     15.71%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)         $16,635    $14,578    $15,557     $1,275
Ratios (as a percentage  of average daily net
assets):
  Net expenses(5)                              1.60%(6)   2.35%(6)    2.35%(6)   2.35%(6)
  Net expenses after custodian fee             1.60%(6)   2.35%(6)    2.35%(6)   2.35%(6)
    reduction(5)
  Net investment loss                          (1.34)%(6) (2.08)%(6) (2.09)%(6)  (2.10)%(6)
Portfolio Turnover of the Portfolio               79%        79%        79%         79%

+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator.  Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios  (as  a  percentage   of  average  net
 assets):
  Expenses(5)                                  1.69%(6)   2.44%(6)    2.44%(6)   2.44%(6)
  Expenses after custodian fee reduction(5)    1.69%(6)   2.44%(6)    2.44%(6)   2.44%(6)
  Net investment loss                          (1.43)%(6) (2.17)%(6) (2.18)%(6)  (2.19)%(6)
Net investment loss per share                  $(0.066)   $(0.099)    $(0.100)   $(0.111)

                                                                             Year Ended October 31,
                                               ------------------------------------------------------------------------------------
                                                                 2001(3)                                  2000(1)(3)
                                               ------------------------------------------------------------------------------------
                                                Class A    Class B    Class C    Class D(2)   Class A       Class B      Class C
                                               ---------- ---------- ----------- ---------- ------------- ------------ ------------
NET ASSET VALUE - BEGINNING OF YEAR             $11.340    $11.260    $11.260     $10.000     $10.000       $10.000      $10.000
                                                -------    -------    -------     -------     -------       -------      -------
Income (loss) from operations
Net investment loss                            $(0.065)   $(0.131)    $(0.133)   $(0.098)     $(0.016)     $(0.027)     $(0.025)
Net realized and unrealized gain (loss)         (2.895)    (2.869)    (2.857)     (0.802)      1.356         1.287        1.285
                                                -------    -------    -------     -------      -----         -----        -----
TOTAL INCOME (LOSS) FROM OPERATIONS            $(2.960)   $(3.000)    $(2.990)   $(0.900)      $1.340       $1.260       $1.260
                                               --------   --------    --------   --------      ------       ------       ------
NET ASSET VALUE - END OF YEAR                   $8.380     $8.260      $8.270     $9.100       $11.34       $11.26       $11.26
                                                ======     ======      ======     ======       ======       ======
TOTAL RETURN(4)                                (26.10)%   (26.64)%    (26.55)%    (9.00)%      13.40%       12.60%       12.60%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)         $10,637    $8,931      $8,670      $675         $674         $714         $308
Ratios (as a percentage  of average daily net
assets):
  Net expenses(5)                                1.40%      2.15%      2.15%     2.15%(6)     1.48%(6)     2.23%(6)     2.23%(6)
  Net expenses after custodian fee               1.40%      2.15%      2.15%     2.15%(6)     1.40%(6)     2.15%(6)     2.15%(6)
     reduction(5)
  Net investment loss                           (0.69)%    (1.43)%    (1.46)%    (1.58)%(6) (0.43)% (6)   (0.78)% (6)  (0.72)% (6)
Portfolio Turnover of the Portfolio              324%       324%        324%       324%         90%           90%          90%

+  The operating expenses of the Fund reflect a.  Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios  (as  a  percentage   of  average  net
assets):
  Expenses(5)                                    2.40%      3.15%      3.15%     3.15%(6)    12.00%(6)     12.75%(6)    12.75%(6)
  Expenses after custodian fee reduction(5)      2.40%      3.15%      3.15%     3.15%(6)    11.92%(6)     12.67%(6)    12.67%(6)
  Net investment loss                           (1.69)%    (2.43)%    (2.46)%    (2.58)%(6) (10.96)% (6)   (11.30)%(6)  (11.24)%(6)
Net investment loss per share                  $(0.159)   $(0.223)    $(0.224)   $(0.160)     $(0.408)     $(0.391)     $(0.390)

(1) For the period from the start of business (June 30, 2000 for Class A and July 10, 2000 for Class B and Class C ) to October 31, 2000.

(2) For the period from the start of business March 13, 2001 to October 31, 2001.

(3) Net investment income (loss) per share was computed using average shares outstanding.

(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

                                   APPENDIX C
                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

            (FROM EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND (FORMERLY, EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND) ANNUAL REPORT
                     TO SHAREHOLDERS DATED OCTOBER 31, 2001)

                 MULTI-CAP OPPORTUNITY FUND PORTFOLIO COMMENTARY
                 -----------------------------------------------

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF OCTOBER 31, 2001
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================
AN INTERVIEW WITH ARIEH COLL,                              [PHOTO OF ARIEH COLL]
VICE PRESIDENT AND PORTFOLIO
MANAGER OF CAPITAL APPRECIATION
PORTFOLIO

Q:   Arieh, would you give us a summary of                     Arieh Coll
     the Fund's performance over the past                      Portfolio Manager
     year?

A: Certainly. In absolute terms, we had a disappointing year. During the one-year period ended October 31,2001, there were a number of factors that influenced the Fund's performance. A slowing global economy, in combination with heightened political uncertainty, contributed to a broad decline in the equity markets. This environment led to the Fund posting negative returns for this fiscal year. However, it's important to look at the relative performance as well: the Fund's returns over this past year were consistent with the drop in the overall equity markets, and in particular, with the drop in the S&P 500, the benchmark against which the Fund's performance is measured.* It's been a difficult year for most equity investors across the board.

Q:   Can you provide more detail about the Fund's strategy?

A: The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. Primarily, we invest in common stocks of growth companies that we consider to be attractive in their long-term growth prospects. For our purposes, we are defining "growth companies" as those that are expected, over the long term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. We are open to including both large and mid-sized established market leaders, as well as smaller, less-seasoned companies. This flexibility allows us to mitigate risk somewhat and to expand our opportunities.

     In the past year, we have found many good opportunities for growth among mid-cap companies, where we hope to identify the blue chip stocks of tomorrow. Over 24% of the U.S. stock market capitalization is in mid-cap stocks. Among funds that were classified mid-cap by Lipper, Inc., the Fund was ranked in the top 15% (66th out of 440 funds) over the 16-month life of the Fund. As noted above, however, the Portfolio may invest in companies in
     any    capitalization    range.

FIVE LARGEST SECTOR POSITIONS**
--------------------------------------------------------------------------------
By  total  net  assets

[EDGAR  REPRESENTATION  OF BAR  CHART]

Drugs                                   8.1%
Insurance                               7.0%
Financial   Services                    6.8%
Health  Care  Services                  6.2%
Semiconductors                          5.7%

** Sector positions are subject to change due to active management. Five largest sector positions accounted for 33.8% of the Portfolio's net assets.

* The S&P 500 Composite Index is a broad-based, unmanaged index commonly used as a measure of U.S. stock market performance.

+    It  is  not   possible  to  invest   directly  in  an  Index  or  a  Lipper
     classification. For the one-year period ended October 31, 2001, Class A shares of the Fund were ranked 88 out of 423.

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF OCTOBER 31, 2001
================================================================================
MANAGEMENT DISCUSSION
================================================================================

     When picking specific stocks, we find companies to invest in through a combination of resources. We use our internal research staff, we visit companies, and we use other stock screening tools as well. Our ideal investment candidates have a competitive advantage derived from a product that allows them to beat the competition and gain market share. We seek out businesses with recurring revenues, which reduces the risk of sales shortfalls. Patience is also required, as we wait to buy these companies at reasonable prices.

     We also focus on approaching our investments from the perspective of a tax-paying shareholder. We try to maximize long-term, after-tax returns through intelligent portfolio turnover. This involves taking losses to establish a tax-loss carry-over that can be used to offset taxes on capital gains for up to eight years following the sale, and trying to minimize capital gains distributions and limit dividend income. This year, especially, market volatility provided us with many opportunities to actively utilize our tax-loss selling discipline. Our tax loss selling strategy facilitates the Fund's goal of being tax-efficient. In addition, we believe this strategy helps preserve shareholder value during periods of market decline.

Q: Would you give us an example of one of the Portfolio's successful stock picks?

A: A perfect example is Progressive Corp., the auto insurance company. This company has a clear competitive advantage through lower claims costs and superior customer service, which has allowed the company to offer insurance policies at prices 10%-15% below the competition. This advantage has allowed Progressive to grow earnings per share at 16% annually for the past decade in an industry that barely grows. We waited patiently for an opportunity to buy the stock at a price we thought was appropriate. Short-term operational mistakes caused Progressive to lose money in 2000 and the stock fell by 65%. The lowest valuation in 20 years convinced us to finally buy the stock. We were confident that the short-term problems could be fixed. The stock price has doubled in the past year.

Q:   Arieh,  let's  finish  up with your  outlook  for the year  ahead.

A: Most investors own a combination of stocks, bonds and money market accounts. I am convinced that now is an excellent time to tilt in favor of equities. Historically, the best time to invest in the stock market is after a bear market - we are at or near the end of the longest bear market since 1974. Corporate profits are depressed, and we are in a recession. Investors are also pessimistic and have placed record amounts of cash in money market accounts. Meanwhile, the Federal Reserve has cut interest rates 10 times in the past year to stimulate the economy, and Congress has also helped out by approving tax cuts. Historically, these circumstances have led to stock market appreciation in the following year.

     For investors, now may be an excellent time to participate in growth funds. As a rule, growth funds have tended to lag in bear markets due to their higher price-to-earnings ratios and higher risk levels. In bull markets, the situation generally reverses, and growth funds have tended to beat the stock market indexes.

     I believe that among growth funds, Eaton Vance Tax-Managed Capital Appreciation Fund is an excellent choice. We are building a long-term track record and strive on a daily basis to continue delivering good performance.

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF OCTOBER 31, 2001
================================================================================
PERFORMANCE
================================================================================

[EDGAR  REPRESENTATION  OF CHART]

Comparison of Change in Value of $10,000 investment in Eaton Vance Tax-Managed Capital Appreciation Fund,
Class A vs. the S&P 500  Composite  Index*

June 30, 2000 -- October 31, 2001

                                     EATON VANCE
               S&P 500               TAX-MANAGED             FUND, INCL.
              COMPOSITE             APPRECIATION              MAXIMUM
DATE            INDEX               FUND, CLASS A           SALES CHARGE
--------------------------------------------------------------------------------
6/30/00         10000                   10000                   10000
7/31/00          9844                   10038                   10650
8/31/00         10455                   11140                   11820
9/30/00          9903                   10999                   11670
10/31/00         9861                   10688                   11340
11/30/00         9084                    9576                   10160
12/31/00         9129                    9981                   10590
1/31/01          9452                   10613                   11260
2/28/01          8591                    9180                    9740
3/31/01          8047                    8087                    8580
4/30/01          8672                    9161                    9720
5/31/01          8730                    9180                    9740
6/30/01          8518                    9538                   10120
7/31/01          8434                    9227                    9790
8/31/01          7906                    8794                    9330
9/30/01          7275                    7342                    7790
10/31/01         7407                    7898                    8380

Performance**           Class A         Class B         Class C         Class D
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                -26.10%         -26.64%         -26.55%         N.A.
Life of Fund+           -12.36%         -13.58%         -13.50%       -9.00%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                -30.34%         -30.31%         -27.29%         N.A.
Life of Fund+           -16.15%         -13.50%         -13.50%      -13.55%

+ Inception Dates -- Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00; Class D:3/13/01

*    Source: TowersData, Bethesda, MD. Investment operations commenced 6/30/00.

     The chart compares the Fund's total return with that of the S&P 500 Index, a broad-based, unmanaged index commonly used to measure U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 7/10/00 at net asset value would have had a value of $8,260 on October 31, 2001, $7,847 including the applicable 5% CDSC. An investment in the Fund's Class C shares on 7/10/00 at net asset value would have had a value of $8,270 on October 31, 2001. An investment in the Fund's Class D shares on 3/13/01 at net asset value would had a value of $9,100 on October 31, 2001, $8,645 including the applicable 5% CDSC. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF OCTOBER 31, 2001
================================================================================
PERFORMANCE
================================================================================
AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2001

The table below sets forth the Fund's pre-tax performance and after-tax performance. Two different after-tax performance numbers are shown for each time period. "Return After Taxes on Distributions" takes into account the impact of federal income taxes on Fund dividends and capital gains distributions. These after-tax performance numbers are applicable to the Fund's continuing (i.e., non-redeeming) shareholders. "Return After Taxes on Distributions and Sale of Fund Shares" takes into account both taxes due on Fund distributions and taxes due upon a sale of Fund shares. These after-tax performance numbers apply to Fund shareholders who redeem shares at the end of the period. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2001)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)
--------------------------------------------------------------------------------
                                               One Year        Life of Fund
Return Before Taxes                             -26.10%         -12.36%
Return After Taxes on Distributions             -26.10%         -12.36%
Return After Taxes on Distributions             -15.90%         -9.84%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)
--------------------------------------------------------------------------------
                                               One Year        Life of Fund
Return Before Taxes                             -30.34%         -16.15%
Return After Taxes on Distributions             -30.34%         -16.15%
Return After Taxes on Distributions             -18.48%         -12.84%
and Sale of Fund Shares
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2001)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)
--------------------------------------------------------------------------------
                                               One Year        Life of Fund
Return Before Taxes                             -26.64%         -13.58%
Return After Taxes on Distributions             -26.64%         -13.58%
Return After Taxes on Distributions             -16.23%         -10.81%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)
--------------------------------------------------------------------------------
                                                One Year        Life of Fund
Return Before Taxes                             -30.31%         -16.90%
Return After Taxes on Distributions             -30.31%         -16.90%
Return After Taxes on Distributions             -18.46%         -13.44%
and Sale of Fund Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2001)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)
--------------------------------------------------------------------------------
                                               One Year        Life of Fund
Return Before Taxes                             -26.55%         -13.50%
Return After Taxes on Distributions             -26.55%         -13.50%
Return After Taxes on Distributions             -16.17%         -10.75%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)
--------------------------------------------------------------------------------
                                               One Year        Life of Fund
Return Before Taxes                             -27.29%         -13.50%
Return After Taxes on Distributions             -27.29%         -13.50%
Return After Taxes on Distributions             -16.62%         -10.75%
and Sale of Fund Shares
--------------------------------------------------------------------------------

Class A commenced operations on 6/30/00. Class B and Class C commenced operations on 7/10/00. Returns for shares of Class D are omitted because they have been offered for less than a year. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                         EATON VANCE MUTUAL FUNDS TRUST
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 30, 2002

     This Statement of Additional Information ("SAI") relates specifically to the reorganization of Eaton Vance Tax-Managed Young Shareholder Fund ("Young Shareholder Fund") into Eaton Vance Tax-Managed Multi-Cap Opportunity Fund ("Multi-Cap Opportunity Fund"), whereby Young Shareholder Fund will transfer substantially all of its assets to Multi-Cap Opportunity Fund, and shareholders in Young Shareholder Fund will receive shares of Multi-Cap Opportunity Fund, in exchange for their shares of Young Shareholder Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

     (1) The audited financial statements of (a) Young Shareholder Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 2001, previously filed on EDGAR, Accession Number 0000912057-02-000526 and (b) Multi-Cap Opportunity Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 2001, previously filed on EDGAR, Accession Number 0000912057-02-000535.

     (2) The unaudited financial statements of (a) Young Shareholder Fund included in the Semi-Annual Report to Shareholders of the Fund for the six-months ended April 30, 2002, previously filed on EDGAR, Accession Number 0000912057-02-025577 and (b) Multi-Cap Opportunity Fund included in the Semi-Annual Report to Shareholders of the Fund for the six-months ended April 30, 2002, previously filed on EDGAR, Accession Number 0000912057-02-025334.

     (3) The Statement of Additional Information of Multi-Cap Opportunity Fund, dated March 1, 2002, previously filed on EDGAR, Accession Number 0000940394-02-000096.

     (4) The Statement of Additional Information of Young Shareholder Fund, dated March 1, 2002, previously filed on EDGAR, Accession Number 0000940394-02-000096.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated August 30, 2002 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 225-6265.

                    AVERAGE ANNUAL TOTAL RETURN INFORMATION

     The tables below show the average annual total return (both before and after taxes) for Multi-Cap Opportunity Fund and Young Shareholder Fund for the period ended April 30, 2002.

                     TAX-MANAGED MULTI-CAP OPPORTUNITY FUND

                                                                                               ONE         LIFE OF
CLASS A                                                                                        YEAR         FUND*
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                                0.31         -1.37
Before Taxes and Including Maximum Sales Charge                                               -5.43         -4.51
After Taxes on Distributions and Excluding Maximum Sales Charge                                0.31         -1.37
After Taxes on Distributions and Including Maximum Sales Charge                               -5.43         -4.51
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                0.19         -1.10
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge               -3.31         -3.60
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                               -0.52         -2.46
Before Taxes and Including Maximum Sales Charge                                               -5.50         -5.18
After Taxes on Distributions and Excluding Maximum Sales Charge                               -0.52         -2.46
After Taxes on Distributions and Including Maximum Sales Charge                               -5.50         -5.18
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge               -0.32         -1.96
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge               -3.35         -4.13
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                               -0.52         -2.40
Before Taxes and Including Maximum Sales Charge                                               -1.52         -2.40
After Taxes on Distributions and Excluding Maximum Sales Charge                               -0.52         -2.40
After Taxes on Distributions and Including Maximum Sales Charge                               -1.52         -2.40
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge               -0.32         -1.92
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge               -0.92         -1.92
-------------------------------------------------------------------------------------------------------------------
CLASS D
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                               -0.57         -2.15
Before Taxes and Including Maximum Sales Charge                                               -5.54         -4.89
After Taxes on Distributions and Excluding Maximum Sales Charge                               -0.57         -2.15
After Taxes on Distributions and Including Maximum Sales Charge                               -5.54         -4.89
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge               -0.35         -1.72
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge               -3.37         -3.89

* Class A shares commenced operations on June 30, 2000; Class B and C shares commenced operations on July 10, 2000; and Class D shares commenced operations on March 13, 2001.

                       TAX-MANAGED YOUNG SHAREHOLDER FUND

                                                                                               ONE         LIFE OF
CLASS A                                                                                        YEAR         FUND*
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                                 0.08        8.91
Before Taxes and Including Maximum Sales Charge                                                -5.64        5.46
After Taxes on Distributions and Excluding Maximum Sales Charge                                 0.08        8.91
After Taxes on Distributions and Including Maximum Sales Charge                                -5.64        5.46
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                 0.05        7.18
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge                -3.44        4.39
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                                -0.60        7.99
Before Taxes and Including Maximum Sales Charge                                                -5.57        5.42
After Taxes on Distributions and Excluding Maximum Sales Charge                                -0.60        7.99
After Taxes on Distributions and Including Maximum Sales Charge                                -5.57        5.42
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                -0.37        6.44
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge                -3.39        4.36
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                                -0.78        7.94
Before Taxes and Including Maximum Sales Charge                                                -1.77        7.94
After Taxes on Distributions and Excluding Maximum Sales Charge                                -0.78        7.94
After Taxes on Distributions and Including Maximum Sales Charge                                -1.77        7.94
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                -0.47        6.39
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge                -1.08        6.39
-------------------------------------------------------------------------------------------------------------------
CLASS D
-------------------------------------------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                                                -0.71        8.62
Before Taxes and Including Maximum Sales Charge                                                -5.68        6.06
After Taxes on Distributions and Excluding Maximum Sales Charge                                -0.71        8.62
After Taxes on Distributions and Including Maximum Sales Charge                                -5.68        6.06
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                -0.44        6.94
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge                -3.46        4.87

* Class A, B and C shares commenced operations on June 29, 2000; Class D shares commenced operations on April 17, 2001.

PRO FORMA FINANCIAL STATEMENTS

     The following pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the proposed merger of Eaton Vance Tax-Managed Young Shareholder Fund with Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the pro forma financial statements.

PRO FORMA COMBINING
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2002

                                                         Tax-Managed     Tax-Managed                      Pro
                                                          Multi-Cap         Young           Pro          Forma
                                                         Opportunity     Shareholder       Forma        Combined
                                                             Fund            Fund       Adjustments       Fund
                                                        --------------- --------------- -------------- -------------
      ASSETS

      Investment in Portfolio, at cost                     $39,230,289      $6,179,614                  $45,409,903
                                                        --------------- --------------- -------------- -------------
      Investment in Portfolio, at value                    $47,905,848      $7,905,690                  $55,811,538
      Receivable for Fund shares sold                          166,842          29,152                      195,994
      Receivable from the Administrator                         17,232          40,911                       58,143
                                                        --------------- --------------- -------------- -------------
             Total assets                                  $48,089,922      $7,975,753                  $56,065,675
                                                        --------------- --------------- -------------- -------------
      LIABILITIES
      Payable for Fund shares redeemed                         $18,387         $42,352                      $60,739
      Payable to affiliate for service fees                      9,030           1,530                       10,560
      Payable to affiliate for Trustees' fees                       17              17                           34
      Other accrued expenses                                    17,646          20,938                       38,584
                                                        --------------- --------------- -------------- -------------
             Total liabilities                                 $45,080         $64,837                     $109,917
                                                        --------------- --------------- -------------- -------------
      NET ASSETS                                           $48,044,842      $7,910,916                  $55,955,758
                                                        --------------- --------------- -------------- -------------
      SOURCES OF NET ASSETS
      Paid in Capital                                      $46,965,044      $7,965,503                  $54,930,547
      Accumulated net realized loss from Portfolio
             (computed on identified cost)                  (7,231,216)     (1,710,060)                  (8,941,276)
      Accumulated net investment loss                         (364,545)        (70,603)                    (435,148)
      Net unrealized appreciation from Portfolio
             (computed on identified cost)                   8,675,559       1,726,076                   10,401,635
                                                        --------------- --------------- -------------- -------------
             Total                                         $48,044,842      $7,910,916                  $55,955,758
                                                        --------------- --------------- -------------- -------------
      CLASS A SHARES
                                                        --------------- --------------- -------------- -------------
      Net Assets                                           $16,634,649      $3,608,377                  $20,243,026
      Shares Outstanding                                     1,706,900         308,315       61,775       2,076,990
      Net Asset Value and Redemption Price Per
             Share (net assets divided by shares of
             beneficial interest outstanding)                    $9.75          $11.70                        $9.75
      Maximum Offering Price Per Share (100
             divided by 94.25 of Net Asset Value)               $10.34          $12.41                       $10.34
                                                        --------------- --------------- -------------- -------------
      CLASS B SHARES
                                                        --------------- --------------- -------------- -------------
      Net Assets                                           $14,577,892      $2,361,110                  $16,939,002
      Shares Outstanding                                     1,525,356         204,926       42,052       1,772,334
      Net Asset Value and Redemption Price Per
             Share (net assets divided by shares of
             beneficial interest outstanding)                    $9.56          $11.52                        $9.56
                                                        --------------- --------------- -------------- -------------

                                       4

      CLASS C SHARES
                                                        --------------- --------------- -------------- -------------
      Net Assets                                           $15,556,880      $1,836,234                  $17,393,114
      Shares Outstanding                                     1,625,725         159,502       32,372       1,817,599
      Net Asset Value and Redemption Price Per
             Share (net assets divided by shares of
             beneficial interest outstanding)                    $9.57          $11.51                        $9.57
                                                        --------------- --------------- -------------- -------------
      CLASS D SHARES
                                                        --------------- --------------- -------------- -------------
      Net Assets                                            $1,275,421        $105,195                   $1,380,616
      Shares Outstanding                                       121,083           9,467          523         131,073
      Net Asset Value and Redemption Price Per
             Share (net assets divided by shares of
             beneficial interest outstanding)                   $10.53          $11.11                       $10.53
                                                        --------------- --------------- -------------- -------------

PRO FORMA COMBINING
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2002

                                                   Tax-Managed     Tax-Managed                      Pro
                                                    Multi-Cap         Young           Pro          Forma
                                                   Opportunity     Shareholder       Forma        Combined
                                                       Fund            Fund       Adjustments       Fund
                                                  --------------- --------------- -------------- -------------
  INVESTMENT INCOME
  Investment Income:
   Dividends allocated from Portfolio                $28,059          $5,095                        $33,154
   Interest allocated from Portfolio                  23,575           4,481                         28,056
   Expenses allocated from Portfolio                (158,592)        (28,484)                      (187,076)
                                                  --------------- --------------- -------------- -------------
  Net investment loss from Portfolio               ($106,958)        ($18,908)                     ($125,866)
  Expenses:
   Administration fee                                $29,889           $5,361                        $35,250
   Trustees' fees and expenses                           100              118        (118)  Note 3a      100
   Distribution and service fees
     Class A                                          17,580            4,249                         21,829
     Class B                                          61,637            9,939                         71,576
     Class C                                          62,276            8,337                         70,613
     Class D                                           5,023              468                          5,491
   Registration fees                                  49,365           35,835     (35,835)  Note 3d   49,365
   Transfer agent fees                                30,950           11,035                         41,985
   Printing and postage                                6,889            7,109      (5,731)  Note 3c    8,267
   Legal and accounting services                       6,828            6,831      (5,465)  Note 3c    8,194
   Custodian fee                                       3,790            3,133      (1,938)  Note 3b    4,985
   Miscellaneous                                         492              191         (93)  Note 3c      590
                                                  --------------- --------------- -------------- -------------
  Total expenses                                    $274,819          $92,606    ($49,180)          $318,245

  Deduct-
   Preliminary allocation of expenses
   to the Administrator                            ($17,232)         ($40,911)    $40,494           ($17,649)
                                                  --------------- --------------- -------------- -------------
  Total expense reductions                         ($17,232)         ($40,911)    $40,494           ($17,649)
  Net expenses                                     $257,587           $51,695     ($8,686)          $300,596
  Net investment loss                             ($364,545)         ($70,603)     $8,686          ($426,462)

                                       6

  REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

  Net realized gain (loss)
   Investment transactions (identified
   cost basis                                   ($1,574,413)        ($275,113)                   ($1,849,526)
   Securities sold short                             (3,502)             (648)                        (4,150)
                                                  --------------- --------------- -------------- -------------
  Net realized gain (loss)                      ($1,577,915)        ($275,761)                   ($1,853,676)

  Change in unrealized appreciation
   (depreciation)
   Investment transactions (identified
    cost basis                                   $6,558,267        $1,210,459                     $7,768,726
   Securities sold short                            571,985            97,520                        669,505
  Net change in unrealized appreciation          $7,130,252        $1,307,979                     $8,438,231
   (depreciation)

  Net realized and unrealized gain (loss)        $5,552,337        $1,032,218                     $6,584,555

  Net increase in net assets from                $5,187,792          $961,615      $8,686         $6,158,093
    operations

PRO FORMA COMBINING
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001

                                                   Tax-Managed     Tax-Managed        Pro           Pro
                                                    Multi-Cap         Young          Forma         Forma
                                                   Opportunity     Shareholder    Adjustments     Combined
                                                       Fund            Fund       (Unaudited)       Fund
                                                  --------------- --------------- -------------- -------------
  INVESTMENT INCOME

  Investment Income:
   Dividends allocated from Portfolio               $26,812            $7,809                        $34,621
   Interest allocated from Portfolio                 80,596            26,637                        107,233
   Expenses allocated from Portfolio               (164,526)          (46,144)                      (210,670)
                                                  --------------- --------------- -------------- -------------
  Net investment loss from Portfolio               ($57,118)         ($11,698)                      ($68,816)

  Expenses:
   Administration fee                               $22,787            $6,559                        $29,346
   Trustees' fees and expenses                          123                 -           -  Note 3a       123
   Distribution and service fees
    Class A                                          15,559             6,427                         21,986
    Class B                                          51,160             9,702                         60,862
    Class C                                          36,158             7,929                         44,087
    Class D                                           1,631               289                          1,920
   Registration fees                                 81,505            84,040     (84,040) Note 3d    81,505
   Transfer agent fees                               14,132            10,032                         24,164
   Printing and postage                              11,365             7,570      (5,297) Note 3c    13,638
   Legal and accounting services                     24,537            26,615     (21,708) Note 3c    29,444
   Custodian fee                                      5,731             5,772      (8,187) Note 3b     3,316
   Miscellaneous                                      2,498             2,304      (1,804) Note 3c     2,998
                                                  --------------- --------------- -------------- -------------
  Total expenses                                   $267,186          $167,239   ($121,036)          $313,389
  Deduct-
   Preliminary allocation of expenses
   to the Administrator                           ($152,107)        ($138,863)   $121,036          ($169,934)
                                                  --------------- --------------- -------------- -------------
  Total expense reductions                        ($152,107)        ($138,863)   $121,036          ($169,934)

  Net expenses                                     $115,079           $28,376          $0           $143,455

  Net investment loss                             ($172,197)         ($40,074)         $0          ($212,271)


                                       8

  REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

  Net realized gain (loss)
   Investment transactions (identified
   cost basis                                   ($5,560,878)      ($1,373,580)                   ($6,934,458)
   Securities sold short                             10,037             7,739                         17,776
                                                  --------------- --------------- -------------- -------------
  Net realized gain (loss)                      ($5,550,841)      ($1,365,841)                   ($6,916,682)

  Change in unrealized appreciation
  (depreciation)
   Investment transactions (identified
   cost basis)                                   $1,431,888          $118,946                     $1,550,834
   Securities sold short                              8,416            11,414                         19,830
  Net change in unrealized appreciation          $1,440,304          $130,360                     $1,570,664
  (depreciation)

  Net realized and unrealized gain
  (loss)                                        ($4,110,537)      ($1,235,481)                   ($5,346,018)

  Net increase in net assets from               ($4,282,734)      ($1,275,555)                   ($5,558,289)
  operations

                    EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER
                              PROPOSED MERGER WITH
                              --------------------
                  EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY

NOTES TO PROFORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1. Basis of Combination

Subject to approval of the proposed Agreement and Plan of Reorganization ("the Plan ") by the shareholders of the Eaton Vance Tax-Managed Young Shareholder Fund ("Young Shareholder Fund ") and other conditions specified in the Plan, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (" Multi-Cap Opportunity Fund ") will acquire substantially all of the assets of the fund in exchange for shares of the Multi-Cap Opportunity Fund. This merger of the entities will be accounted for by the method of accounting for tax free mergers of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the Multi-Cap Opportunity Fund and the Young Shareholder Fund at April 30, 2002 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Multi-Cap Opportunity Fund and the Young Shareholder Fund for the twelve months ended April 30, 2002 as though the merger occurred at the beginning of the year presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on April 30, 2002.

2. Capital/Shares

The number of additional shares was calculated by dividing the net assets of each of the classes of the Young Shareholder Fund at April 30, 2002 by the corresponding net asset value per share of the Multi-Cap Opportunity Fund classes at April 30, 2002. The pro forma combined number of shares outstanding for Class A of 2,076,990 consists of 246,540 shares issuable to Young Shareholder Fund in the merger and 1,706,900 shares of the Multi-Cap Opportunity Fund outstanding at April 30, 2002. The pro forma combined number of shares outstanding for Class B of 1,772,334 consists of 162,874 shares issuable to Young Shareholder Fund in the merger and 1,525,356 shares of the Multi-Cap Opportunity Fund outstanding at April 30, 2002. The pro forma combined number of shares outstanding for Class C of 1,817,599 consists of 127,130 shares issuable to Young Shareholder Fund in the merger and 1,625,725 shares of the Multi-Cap Opportunity Fund outstanding at April 30, 2002. The pro forma combined number of shares outstanding for Class D of 131,073 consists of 8,944 shares issuable to Young Shareholder Fund in the merger and 121,083 shares of the Multi-Cap Opportunity Fund outstanding at April 30, 2002.

3. Pro Forma Combining Operating Expenses.

Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

Pro forma operating expenses include the actual expenses of the Multi-Cap Opportunity Fund and the Young Shareholder Fund adjusted for certain items which reflect management's best estimates.

a) No additional expense for Trustees as a result of the merger.

b) Based on custodian fee of survivor and adjusted for additional asset charges due to increased assets of acquired fund.

c) Based on actual costs of survivor plus 20%.

d) No additional expense for registration as a result of the merger.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 83 to the Registration Statement under the Securities Act of 1933 (File No. 02-90946) and Amendment No. 86 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4015) (Accession No. 0000940394-02-000406) filed with the Commission on June 26, 2002 (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

(1)  (a)       Amended and Restated  Declaration  of Trust of Eaton Vance Mutual
               Funds  Trust  dated  August 17,  1993 filed as Exhibit  (1)(a) to
               Post-Effective  Amendment No. 23 to Registrant's  N-1A filed July
               14, 1995 and incorporated herein by reference.

     (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (c) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

     (d) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, dated June 18, 2002 filed as Exhibit (a)(4) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

(2)  (a)       By-Laws as amended  November  3, 1986 filed as Exhibit  (2)(a) to
               Post-Effective  Amendment No. 23 to Registrant's  N-1A filed July
               14, 1995 and incorporated herein by reference.

     (b)       Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

(3)            Not applicable.

(4) Form of Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Tax-Managed Young Shareholder Fund and Eaton Vance Tax-Managed Multi-Cap Opportunity Fund filed herewith.

(5)            Not applicable.

(6)  (a)       Investment  Advisory  Agreement  with Eaton Vance  Management for
               Eaton  Vance Tax Free  Reserves  dated  August 15,  1995 filed as
               Exhibit (5)(b) to Post-Effective Amendment No. 25 to Registrant's
               N-1A filed August 17, 1995 and incorporated herein by reference.

     (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 to Registrant's N-1A filed October 17, 1997 and incorporated herein by reference.

     (c) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No. 37 to Registrant's N-1A filed October 17, 1997 and incorporated herein by reference.

     (d) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 to Registrant's N-1A filed June 21, 2001 and incorporated herein by reference.

     (e) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment No. 78 to Registrant's N-1A filed August 17, 2001 and incorporated herein by reference.

     (f) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference.

(7)  (a)       Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton  Vance  Cash  Management  Fund,  and Eaton  Vance
               Distributors,  Inc.  effective  November 1, 1996 filed as Exhibit
               (6)(a)(4) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

     (b) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(6) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

     (c) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
               (6)(a)(7) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

     (d) Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No. 73 to Registrant's N-1A filed February 26, 2001 and incorporated herein by reference.

        (i) Schedule A to Distribution Agreement filed as Exhibit (e)(4)(i) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference.

     (e) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)  (a)       Custodian  Agreement  with  Investors  Bank & Trust Company dated
               October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment
               No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (b)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 23 to Registrant's N-1A filed July 14, 1995 and incorporated herein by reference.

     (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-0000050) and
               incorporated herein by reference.

     (d) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference .

     (e) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(10)(a)(1) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 to Registrant's N-1A filed August 17, 1995 and incorporated herein by reference.

       (2) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 to Registrant's N-1A filed April 21, 1997 and incorporated herein by reference.

    (b)(1) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

       (2) Schedule A to Class A Service Plan filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

    (c)(1) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

       (2)     Schedule  A  to  Class  B  Distribution  Plan  filed  as  Exhibit
               (m)(3)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

    (d)(1) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

       (2)     Schedule  A  to  Class  C  Distribution  Plan  filed  as  Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference.

    (e)(1)     Eaton Vance  Mutual  Funds Trust  Class C  Distribution  Plan for
               Eaton Vance Low Duration Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

    (f)(1) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) filed as Exhibit (6)(a) to Post-Effective Amendment No. 71 to Registrant's N-1A filed January 12, 2001 and incorporated herein by reference
               .

    (g)(1) Amended and Restated Multiple Class Plan dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 to Registrant's N-1A filed December 14, 2001 and incorporated herein by reference .

       (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 83 to Registrant's N-1A filed June 26, 2002 and incorporated herein by reference.

(11) Opinion and Consent of Counsel as to legality of securities being issued filed herewith.

(12) Tax Opinion of Kirkpatrick & Lockhart LLP to be filed by amendment.

(13)(a)(1) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit
               (9)(a) to Post-Effective Amendment No. 24 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

       (2) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 to Registrant's N-1A filed October 30, 1997 and incorporated herein by reference.

    (b) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance

               Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 to Registrant's N-1A filed August 26, 1999 and incorporated herein by reference.

    (c)        Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February
               25, 1998 and incorporated herein by reference.

    (d) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

(14)(a)        Consent of Deloitte & Touche LLP regarding  financial  statements
               of  Registrant  on  behalf  of  Eaton  Vance   Tax-Managed  Young
               Shareholder Fund filed herewith.

    (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund filed herewith.

(15)           Not Applicable.

(16)           Not Applicable.

(17)           Rule 24f-2 Election of Registrant filed herewith.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of July, 2002.

                                EATON VANCE MUTUAL FUNDS TRUST

                                /s/ JAMES B. HAWKES
                                --------------------------------------------
                                James B. Hawkes, President

     Pursuant to the requirements of Section 6(a) of the Securities Act of 1933, this Registration Statement has been signed below by the Registrant's Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signature                       Title                           Date
---------                       -----                           ----

/s/ James B. Hawkes             President and Principal         July 25, 2002
----------------------------    Executive Officer and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer and Principal         July 25, 2002
----------------------------    Financial and Accounting
James L. O'Connor               Officer

/s/ Jessica M. Bibliowicz       Trustee                         July 25, 2002
----------------------------
Jessica M. Bibliowicz

/s/ Donald R. Dwight            Trustee                         July 25, 2002
----------------------------
Donald R. Dwight

/s/ Samuel L. Hayes, III        Trustee                         July 25, 2002
----------------------------
Samuel L. Hayes, III

/s/ Norton H. Reamer            Trustee                         July 25, 2002
----------------------------
Norton H. Reamer

                                Trustee                         July 25, 2002
----------------------------
Lynn A. Stout

                                Trustee                         July 25, 2002
----------------------------
Jack L. Treynor

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

EXHIBIT
NUMBER                                  DESCRIPTION

(4) Form Agreement and Plan of Reorganization for Eaton Vance Tax-Managed Young Shareholder Fund

(11) Opinion and Consent of Counsel as to legality of securities being issued

(14)(a)        Consent of Deloitte & Touche LLP regarding  financial  statements
               of  Registrant  on  behalf  of  Eaton  Vance   Tax-Managed  Young
               Shareholder Fund

    (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

(17)           Rule 24f-2 Election of Registrant